UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2009

Date of reporting period:	03/31/2009

ITEM 1. - SCHEDULE OF INVESTMENTS

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS March 31, 2009

		Percent of
Shares	Common Stock - 97.40%	Net Assets	Fair Value

	Basic Materials	4.35%
9,000	Bemis Co., Inc.		$188,730
10,000	Freeport McMoran Copper & Gold, Inc.		381,100
10,000	Nucor Corp.		381,700
3,500	Potash Corp. of Saskatchewan, Inc.		282,835
8,500	Praxair, Inc.		571,965
			1,806,330

	Consumer Discretionary	7.92%
20,000	Best Buy Company, Inc.		759,200
15,000	Comcast Corp.		204,600
15,000	Lowe's Companies, Inc.		273,750
16,000	McDonald's Corp.		873,120
5,000	Nike, Inc.		234,450
20,000	The McGraw-Hill Companies, Inc.		457,400
8,000	Target Corp.		275,120
2,092	Time Warner Cable, Inc.		51,875
8,333	Time Warner, Inc.		160,832
			3,290,347

	Consumer Staples	11.87%
30,000	ConAgra Foods, Inc.		506,100
35,000	CVS Caremark Corp.		962,150
7,000	General Mills, Inc.		349,160
25,000	Pepsico, Inc.		1,287,000
20,000	Procter & Gamble Co.		941,800
17,000	Wal-Mart Stores, Inc.		885,700
			4,931,910

	Energy	12.39%
10,000	Apache Corporation		640,900
10,000	Baker Hughes, Inc.		285,500
10,000	Chevron Corp.		672,400
15,000	ConocoPhillips		587,400
18,000	Exxon Mobil Corp.		1,225,800
12,500	Occidental Petroleum Corp.		695,625
20,000	Peabody Energy Corp.		500,800
8,000	Schlumberger Limited		324,960
12,000	Valero Energy Corp.		214,800
			5,148,185

	Financials	10.82%
12	Berkshire Hathaway, Inc. - A *		1,040,400
60	Berkshire Hathaway, Inc. - B *		169,200
15,000	Charles Schwab Corp.		232,500
7,000	Franklin Resources, Inc.		377,090
3,000	Goldman Sachs Group, Inc.		318,060
38,000	JPMorgan Chase & Co.		1,010,040
15,000	Legg Mason, Inc.		238,500
10,000	MetLife, Inc.		227,700
30,000	US Bancorp		438,300
25,000	Wells Fargo & Company		356,000
9,000	Zions Bancorp.		88,470
			4,496,260

	Health Care	15.41%
15,000	Abbott Laboratories		715,500
11,000	Amgen, Inc. *		544,720
8,000	Baxter International, Inc.		409,760
10,000	Dentsply International, Inc.		268,500
25,000	Johnson & Johnson		1,315,000
12,000	Novartis AG		453,960
12,000	Quest Diagnostics, Inc.		569,760
11,000	Teva Pharmaceutical Industries, Ltd.		495,550
30,000	United Health Group, Inc.		627,900
10,000	Varian Medical Systems, Inc. *		304,400
6,000	Wyeth		258,240
12,000	Zimmer Holdings, Inc. *		438,000
			6,401,290

	Industrials	9.61%
10,000	3M Co.		$497,200
10,000	Danaher Corp.		542,200
6,000	FedEx Corporation		266,940
50,000	General Electric Co.		505,500
25,000	Honeywell International, Inc.		696,500
10,000	Roper Industries, Inc.		424,500
25,000	Terex Corp. *		231,250
12,000	Union Pacific Corp.		493,320
13,000	Waste Management, Inc.		332,800
			3,990,210

	Technology	18.92%
40,000	Cisco Systems, Inc.*		670,800
60,000	EMC Corp. *		684,000
20,000	Fiserv, Inc. *		729,200
2,000	Google, Inc. *		696,120
20,000	Hewlett-Packard Co.		641,200
20,000	Intel Corp.		301,000
9,000	International Business Machines Corp.		872,010
10,000	Linear Technology Corp.		229,800
10,000	McAfee, Inc. *		335,000
55,000	Microsoft Corp.		1,010,350
40,000	Oracle Corp. *		722,800

35,000	Texas Instruments, Inc.		577,850
7,000	Visa, Inc.		389,200
			7,859,330

	Telecommunications	2.67%
20,000	AT&T Inc.		504,000
20,000	Verizon Communications, Inc.		604,000
			1,108,000

	Utilities	3.44%
32,000	Duke Energy Corp.		458,240
10,000	PG & E Corp.		382,200
20,000	Questar Corp.		588,600
			1,429,040

	Other Securities - 2.50%
1,039,861	Goldman Sachs Financial Square Government Fund	2.50%	1,039,861

	Total investments in securities (cost $52,174,142)	99.90%	$41,500,763
	Other assets, less liabilities	0.10%	41,121
	NET ASSETS	100.00%	$41,541,884

The cost basis of investments for federal income tax purposes at March 31, 2009 is as follows:
Federal tax cost of investments	$ 52,176,401

Unrealized appreciation	$ 2,824,517
Unrealized depreciation	$ (13,500,155)
Total	$ (10,675,638)

The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements," (SFAS 157) effective at the beginning of the Fund's fiscal year. SFAS 157 defines fair value and establishes a framework for measuring fair value. The various inputs that may be used to determine the value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of
March 31, 2009:
Level 1	$ 40,268,418
Level 2	$ 1,232,345
Total	$ 41,500,763

STRATUS FUND, INC.
SCHEDULE OF INVESTMENTS March 31, 2009

GOVERNMENT SECURITIES PORTFOLIO

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	23.63%
$2,000,000	Farmer Mac 5.50% due 7/15/11		$2,142,696
2,000,000	Federal Home Loan Bank 4.50% due 8/14/09		2,029,480
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,311,558
2,500,000	Federal Home Loan Bank 5.00% due 03/09/12		2,716,715
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,119,068
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,114,774
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,131,572
			12,565,863

	Mortgage Backed Securities	24.30%
2,987,081	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		3,050,372
670,911	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		701,577
208,462	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		212,997
282,803	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		296,919
352,266	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		370,070
126,888	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		133,658
1,499,804	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		1,535,643
421,144	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		435,983
50,468	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		52,987
2,333,632	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		2,450,120
156,259	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		164,622
159,887	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		168,444
401,713	Government National Mortgage Assn. Pool 3.625% due 8/20/34		394,828
1,382,028	Government National Mortgage Assn. Pool 4.50% due 5/15/18		1,444,767
250,614	Government National Mortgage Assn. Pool 4.625% due 8/20/32		250,540
1,212,279	Government National Mortgage Assn. Pool 5.00% due 11/15/33		1,262,537
			12,926,064

	Treasury Notes/Bonds/Inflation Protected Securities	28.84%
1,000,000	US Treasury Note 2.625% due 5/31/10		1,023,320
1,000,000	US Treasury Note 3.125% due 4/30/13		1,070,078
3,000,000	US Treasury Note 3.375% due 9/15/09		3,040,782
1,000,000	US Treasury Note 3.50% due 5/31/13		1,084,453
2,000,000	US Treasury Note 5.125% due 5/15/16		2,385,938
2,015,440	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,036,854
2,298,900	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,356,373
2,279,256	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,338,375
			15,336,173

	Corporate Bonds	14.52%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,000,668
1,500,000	Caterpillar 4.50% due 6/15/09		1,501,888
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,035,587
1,000,000	Lowe's Companies 5.60% due 9/15/12		1,054,503
500,000	Pfizer, Inc. 6.20% due 3/15/19		532,859
1,000,000	SBC Communications 5.10% due 9/15/14		1,003,367
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,593,092
			7,721,964

	Other Securities	8.06%
2,285,882	Goldman Sachs Financial Square Government Fund		2,285,882
2,000,000	JP Morgan U.S. Government Fund		2,000,000
			4,285,882

	Total investments in securities (cost $50,304,122)	99.35%	$52,835,946
	Other assets, less liabilities	0.65%	345,354
	TOTAL NET ASSETS	100.00%	$53,181,300

The cost basis of investments for federal income tax purposes at March 31, 2009 is as follows:
Federal tax cost of investments	$ 50,304,122

Unrealized appreciation	$ 2,533,148
Unrealized depreciation	$ (1,323)
Total	$ 2,531,824

The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements," (SFAS 157) effective at the beginning of the Fund's fiscal year. SFAS 157 defines fair value and establishes a framework for measuring fair value. The various inputs that may be used to determine the value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of
March 31, 2009:
Level 1	$ 4,285,882
Level 2	$ 48,550,064
Total	$ 52,835,946

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/20/2009

By /s/ Jeffrey S. Jewel
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 05/20/2009